STOCKHOLDERS EQUITY (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Number Of Shares, Outstanding Beginning Balance	8,296,408	7,858,741	7,858,741	6,275,593
Number Of Shares, Granted	150,000	590,000	1,439,556	1,613,148
Number Of Shares, Exercised	0	0	(166,667)	0
Number Of Shares, Forfeited	(185,185)	(88,888)		0
Number Of Shares, Expired			(835,222)	(30,000)
Number Of Shares, Outstanding Ending Balance	8,261,223	8,359,851	8,296,408	7,858,741
Number Of Shares, Vested And Exercisable Ending Balance	7,055,736	7,241,518	7,248,702
Number Of Shares, Non-vested Ending Balance	1,205,486	1,118,333	1,047,706
Weighted-average Exercise Price, Outstanding Beginning Balance	$ 1.05	$ 1.52	$ 1.52	$ 1.66
Weighted-average Exercise Price, Granted	1.24	0.75	1.00	1.44
Weighted-average Exercise Price, Exercised	0	0	0.75	0.00
Weighted-average Exercise Price, Forfeited	5.00	0	0.00	0.00
Weighted-average Exercise Price, Expired			5.48	27.00
Weighted-average Exercise Price, Outstanding Ending Balance	0.98	1.22	1.05	1.00
Weighted-average Exercise Price, Vested And Exercisable Ending Balance	0.88	1.24	1.00	1.52
Weighted-average Exercise Price, Non-vested Ending Balance	1.51	1.39	1.36	0.75
Weighted-average Grant-date Fair Value, Outstanding Beginning Balance	1.90	1.92	1.92	1.73
Weighted-average Grant-date Fair Value, Granted	0.66	3.15	3.00	2.87
Weighted-average Grant-date Fair Value, Exercised	0	0	0.00	0.00
Weighted-average Grant-date Fair Value, Forfeited	12.00	0	0.00	0.00
Weighted-average Grant-date Fair Value, Expired			4.17	13.20
Weighted-average Grant-date Fair Value, Outstanding Ending Balance	1.63	1.87	1.90	$ 1.92
Weighted-average Grant-date Fair Value, Vested And Exercisable Ending Balance	1.50	1.69	1.78
Weighted-average Grant-date Fair Value, Non-vested Ending Balance	$ 2.42	$ 2.97	$ 2.75
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 12,158,467	$ 9,234,295	$ 9,234,295	$ 5,509,850
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Granted		1,967,500	3,938,467	3,724,445
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Expired			1,014,295	598,750
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Outstanding Endning Balance	2,944,984	11,037,350	12,158,467	9,234,295
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Vested And Exercisable Ending Balance	2,667,549	8,367,683	9,897,951	598,750
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Non-vested Ending Balance	$ 277,435	$ 2,669,667	$ 2,260,515	$ 9,234,295
Weighted-average Remaining Contractual Term (in Years), Outstanding Beginning Balance	2 years 2 months 12 days	3 years	3 years	3 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Granted	0 years	4 years 3 months 18 days	9 months 18 days	4 years
Weighted-average Remaining Contractual Term (in Years), Exercised	0 years	0 years
Weighted-average Remaining Contractual Term (in Years), Expired/forfeited	0 years	0 years
Weighted-average Remaining Contractual Term (in Years), Outstanding Ending Balance	1 year 8 months 12 days	2 years 9 months 18 days	2 years 2 months 12 days	3 years
Weighted-average Remaining Contractual Term (in Years), Vested And Exercisable Ending Balance	1 year 10 months 24 days	2 years 7 months 6 days	2 years 3 months 18 days
Weighted-average Remaining Contractual Term (in Years), Non-vested Ending Balance	9 months 18 days	3 years 8 months 12 days	1 year 3 months 18 days
Risk-free Rate	0.90%
Minimum [Member]
Weighted-average Exercise Price, Granted	$ 1.49	$ 0.75	$ 0.75	$ 0.75
Volatility	64.20%	63.50%	56.40%	56.40%
Risk-free Rate	0.90%	0.20%	0.90%	0.30%
Contractual Term		4 years	4 years	4 years
Maximum [Member]
Weighted-average Exercise Price, Granted	$ 3.75	$ 3.00	$ 3.75	$ 3.75
Volatility	64.90%	64.00%	65.80%	74.10%
Risk-free Rate	1.20%	0.30%	1.70%	1.80%
Warrant [Member]
Number Of Shares, Granted			1,439,556	1,613,148
Number Of Shares, Exercised			(166,667)	0
Number Of Shares, Forfeited			0	0
Number Of Shares, Vested And Exercisable Ending Balance			7,248,702
Number Of Shares, Non-vested Ending Balance			1,047,706
Weighted-average Exercise Price, Granted			$ 1.00	$ 1.44
Weighted-average Exercise Price, Exercised			0.75	0.00
Weighted-average Exercise Price, Forfeited			0	0
Weighted-average Exercise Price, Expired			5.48	27.00
Weighted-average Exercise Price, Non-vested Ending Balance			1.36
Weighted-average Grant-date Fair Value, Granted			3.00	2.87
Weighted-average Grant-date Fair Value, Exercised			0	0
Weighted-average Grant-date Fair Value, Expired			4.17	$ 13.20
Weighted-average Grant-date Fair Value, Vested And Exercisable Ending Balance			1.78
Weighted-average Grant-date Fair Value, Non-vested Ending Balance			$ 2.75
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Granted			$ 3,938,467	$ 3,724,445
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Expired			(1,014,295)	$ 598,750
Aggregate Intrinsic Value Of Outstanding Warrant Shares, Vested And Exercisable Ending Balance			$ 9,897,951
Weighted-average Remaining Contractual Term (in Years), Outstanding Beginning Balance			3 years	3 years 9 months 18 days
Weighted-average Remaining Contractual Term (in Years), Granted			4 years 8 months 12 days	4 years
Weighted-average Remaining Contractual Term (in Years), Outstanding Ending Balance			2 years 5 months 30 days	3 years
Weighted-average Remaining Contractual Term (in Years), Vested And Exercisable Ending Balance			2 years 4 months 24 days
Weighted-average Remaining Contractual Term (in Years), Non-vested Ending Balance			3 years 4 months 24 days
Warrant [Member] | Minimum [Member]
Weighted-average Exercise Price, Granted			$ 0.75	$ 0.75
Volatility			63.50%	56.40%
Risk-free Rate			0.20%	0.30%
Contractual Term			4 years	4 years
Warrant [Member] | Maximum [Member]
Weighted-average Exercise Price, Granted			$ 3.75	$ 3.75
Volatility			65.80%	74.10%
Risk-free Rate			0.90%	1.80%
Contractual Term			5 years	5 years